Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid research and development costs	$ 6,388	$ 6,143	$ 1,551
Other prepaid expense and current assets	3,586	2,049	1,210
Total prepaid expenses and other current assets	$ 9,974	$ 8,192	$ 2,761